Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000149406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000149406 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[1],[2]
C000149406 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000149406 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000149406 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000149406 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000149406 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[1]
C000149406 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000149406 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000149406 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000149406 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[1]
C000149406 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[1]
C000149406 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
C000149406 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
C000149407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000149407 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[3],[4]
C000149407 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000149407 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000149407 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[3]
C000149407 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[3]
C000149407 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[3]
C000149407 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000149407 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000149407 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000149407 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[3]
C000149407 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000149407 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[3]
C000149407 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000149409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000149409 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000149409 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000149409 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%	[5]
C000149409 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[5]
C000149409 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[5]
C000149409 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[5]
C000149409 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[5]
C000149409 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000149409 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[5]
C000149409 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[5]
C000149409 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000149409 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[5]
C000149410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000149410 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000149410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000149410 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[6]
C000149410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[6]
C000149410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[6]
C000149410 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[6]
C000149410 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000149410 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[6]
C000149410 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[6]
C000149410 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[6]
C000149410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000149410 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)	[6]
C000149410 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[6]
C000238811 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000238811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000238811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000238811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%	[7]
C000238811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[7]
C000238811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[7]
C000238811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[7]
C000238811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[7]
C000238811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[7]
C000238811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[7]
C000238811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[7]
C000238811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000238811 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7],[8]
C000238811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[7]
C000246653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000246653 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[9]
C000246653 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000246653 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%	[9]
C000246653 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[9]
C000246653 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[9]
C000246653 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[9]
C000246653 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[9]
C000246653 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000246653 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[9]
C000246653 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[9]
C000246653 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[9]
C000246653 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[9]
C000246653 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9],[10]
C000246654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000246654 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[11]
C000246654 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000246654 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[11]
C000246654 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[11]
C000246654 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[11]
C000246654 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[11]
C000246654 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[11]
C000246654 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[11]
C000246654 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[11]
C000246654 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%	[11]
C000246654 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[11]
C000246654 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[11]

[1]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[2]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[3]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[4]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[5]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[6]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[7]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[8]	Percentage rounds to zero.
[9]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[10]	Percentage rounds to zero.
[11]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.